BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Q1	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
References in this Annual Report to “authoritative guidance” is meant to refer to accounting principles generally accepted in the United States of America (GAAP) as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASU) of the Financial Accounting Standards Board (FASB).
Principles of Consolidation
The consolidated financial statements include the accounts of GRI Bio, Inc. and its wholly-owned subsidiary, GRI Bio Operations, Inc. All intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates and assumptions are primarily made in relation to the valuation of share options, the embedded derivative of convertible notes, warrant issuance and subsequent revaluations, valuation allowances relating to deferred tax assets, revenue recognition, accrued expenses and estimation of the incremental borrowing rate for the finance lease. If actual results differ from the Company’s estimates, or to the extent these estimates are adjusted in future periods, the Company’s results of operations could either benefit from, or be adversely affected by, any such change in estimate.
Cash and Cash Equivalents
Cash equivalents are highly-liquid investments that are readily convertible into cash with original maturities of three months or less when purchased and as of December 31, 2023 and 2022 included investment in money market funds. The Company maintains its cash and cash equivalent balances at domestic financial institutions. Bank deposits with US banks are insured up to $250 by the Federal Deposits Insurance Corporation. The Company had an uninsured cash balances of $1,224 at December 31, 2023. The Company’s cash balance as of December 31, 2022 was fully insured.
Fair Value Measurements
The Company follows ASC 820, Fair Value Measurements and Disclosures (ASC 820), to measure the fair value of its financial statements and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:
Level 1:Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2:Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3:Pricing inputs that are generally unobservable inputs and not corroborated by market data.
As of December 31, 2023, the Company’s financial instruments included cash, cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and certain liability classified warrants. The carrying amounts reported in the balance sheets for cash, cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. At December 31, 2023, there were no financial assets or liabilities measured at fair value on a recurring basis other than the liability classified warrants.
In May 2022, Vallon Pharmaceuticals, Inc. (Vallon) issued warrants in connection with a securities purchase agreement. Vallon evaluated the warrants in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC 815-40), and concluded that a provision in the warrants related to the reduction of the exercise price in certain circumstances precludes the warrants from being accounted for as components of equity. As a result, the warrants are recorded as a liability on the balance sheet. Vallon recorded the fair value of the warrants upon issuance using a Black-Scholes valuation model.
The Company is required to revalue the warrants at each reporting date with any changes in fair value recorded in its statement of operations. The valuation of the warrants is considered under Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable. The change in the fair value of the Level 3 warrants liabilities is reflected in the statement of operations for the year ended December 31, 2023.
Deferred Stock Issuance Costs
Deferred stock issuance costs represent incremental legal costs incurred that are directly attributable to proposed offerings of securities. The costs are charged against the gross proceeds of the respective offering upon closing.
Property and Equipment
Property and equipment are stated at cost. The Company commences depreciation when the asset is placed in service. Computers and peripheral equipment are depreciated on a straight-line method over useful lives of three years.
Leases
The Company determines whether an arrangement is a lease at contract inception by establishing if the contract conveys the right to use, or control the use of, identified property, plant, or equipment for a period of time in exchange for consideration. Leases may be classified as finance leases or operating leases. Lease right-of-use (ROU) assets and lease liabilities recognized in the accompanying balance sheet represent the right to use an underlying asset for the lease term and an obligation to make lease payments arising from the lease respectively.
The Company classifies a lease as a finance lease when one or more of the following criteria are met: (i) the lease transfers ownership of the underlying asset to the Company by the end of the lease term, (ii) the lease grants an option to purchase the underlying asset that the Company is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining useful life of the underlying asset, (iv) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company did not have any finance leases as of December 31, 2023 and 2022. A lease that does not meet any of these criteria is classified as an operating lease.
At the lease commencement date, the Company recognizes an ROU asset and a lease liability for its operating leases, except its short-term operating leases with original lease terms of twelve months or less. The ROU asset is initially measured at cost, which primarily comprises the initial amount of the lease liability plus any lease prepayments. The lease liability is initially measured at the present value of the lease payments not yet paid, discounted using an estimate of the Company’s incremental borrowing rate for a collateralized loan with a similar amount and terms as the underlying lease in a similar economic environment. That discount rate is used because the interest rate implicit in the Company’s lease contracts is typically not readily determinable.
Lease modifications that grant the right to use an existing leased asset for an additional period of time (i.e., a period of time not included in the original lease agreement) are not accounted for as separate contracts; however, the lease term, classification, discount rate, and measurement of the remaining consideration due under the contract are reassessed upon execution of such modifications.
Lease expense for operating leases is recognized on a straight-line basis over the term of the lease and is included in operating expenses.
Debt Discounts
The relative fair values of warrants and common shares issued and call option rights assigned in connection with principal advances under promissory notes, the increases in fair values of embedded conversion options in connection with convertible promissory note modifications, and the intrinsic values of non-contingent beneficial conversion features were recorded as debt discounts that are amortized as additional interest expense over the estimated terms of the notes using the effective interest method.
Debt Issuance Costs
Debt issuance costs represent incremental legal costs and other costs incurred that are directly attributable to issuing debt. The costs are included as a direct reduction of the carrying amount of the respective liability and are amortized as additional interest expense over the estimated term of the debt using the effective interest method.
Warrant Liability
The Company evaluated the warrants issued in connection with the May 2022 registered direct financing (Note 10) in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC 815-40), and concluded that a provision in the warrants related to the reduction of the exercise price in certain circumstances precludes the warrants from being accounted for as components of equity. As the warrants meet the definition of a derivative as contemplated in ASC 815, the warrants are recorded as derivative liabilities on the accompanying consolidated balance sheets and measured at fair value at inception and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the accompanying consolidated statements of operations in the period of change. The derivative liabilities will ultimately be converted into the Common Stock when the warrants are exercised, or will be extinguished upon expiry of the warrant term. Upon exercise, the intrinsic value of the shares issued is transferred to stockholders’ equity. The difference between the intrinsic value of the stock issued and the fair value of the warrant is recorded as gain or loss on the exchange in the accompanying consolidated statements of operations in the period of exercise.
Research and Development
Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third party contractors to perform research, conduct clinical trials and manufacture drug supplies and materials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred.
Stock-Based Compensation
The Company recognizes expense for employee and non-employee stock-based compensation in accordance with ASC Topic 718, Stock-Based Compensation (ASC 718). ASC 718 requires that such transactions be accounted for using a fair value-based method. The estimated fair value of the options is amortized over the vesting period, based on the fair value of the options on the date granted, and is calculated using the Black-Scholes option-pricing model. The Company accounts for forfeitures as incurred. In considering the fair value of the underlying stock when the Company granted options, the Company considered several factors including the fair values established by market transactions. Stock option-based compensation includes estimates and judgments of when stock options might be exercised and stock price volatility. The timing of option exercises is out of the Company's control and depends upon a number of factors including the Company's market value and the financial objectives of the option holders. These estimates can have a material impact on the stock compensation expense but will have no impact on the cash flows. The estimation of share-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period the estimates are revised. The Company uses the expected term, rather than the contractual term, for both employee and consultant options issued.
Income Taxes
Income taxes are accounted for under the asset and liability method. The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, applied during the period in which temporary differences are expected to be settled, is reflected in the Company's financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on the weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. As of December 31, 2023 and 2022, the Company concluded that a full valuation allowance was necessary for all of its net deferred tax assets. The Company had no amounts recorded for uncertain tax positions, interest or penalties in the accompanying consolidated financial statements.
Net Loss Per Common Share
Basic net loss per common share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted net loss per common share is computed based on the weighted average number of shares of common stock outstanding during each year, plus the dilutive effect of options considered to be outstanding during each year, in accordance with ASC 260, Earnings Per Share.  As the Company had a net loss in each of the years ended December 31, 2023 and 2022, diluted net loss per common share is the same as basic net loss per common share for the period because the effects of potentially dilutive securities are antidilutive.
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	December 31,
	2023	2022
Stock options	2,511	983
Warrants	1,767	626
Restricted stock with repurchase rights	—	1,808
	4,278	3,417
Recent Accounting Pronouncements
The Company considers the applicability and impact of all ASUs. ASUs not discussed below were assessed and determined to be either not applicable or are expected to have minimal impact on the financial statements.
In December 2023, FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). The amendments in ASU 2023-09 are intended to enhance the transparency and decision usefulness of income tax disclosures through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 for public entities, with early adoption permitted. Management is currently evaluating the impact of this update on the Company’s financial statements.
In October 2023, FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (ASU 2023-06). The amendments in ASU 2023-06 represent changes to clarify or improve disclosure and presentation requirements of a variety of topics in the Codification and align those requirements with the SEC’s regulation. For entities subject to the Security and Exchange Commission’s (SEC) existing disclosure requirements, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. Management is currently evaluating the impact of this update and its effective dates but does not expect the update to have a material effect on the Company’s financial statements.
On January 1, 2022, the Company adopted ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) (ASU 2020-06). ASU 2020-06 address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity.The amendments focused on amending the guidance on convertible instruments and the guidance on the derivatives scope exception for contracts in an entity’s own equity. The adoption of this standard did not have a material impact on the Company’s financial statements.
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial periods and pursuant to the rules of the Securities and Exchange Commission (the SEC). Any reference in the accompanying unaudited interim financial statements to “authoritative guidance” is meant to refer to GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASU) of the Financial Accounting Standards Board (FASB). The December 31, 2023 balance sheet was derived from the Company’s audited consolidated financial statements.
In the opinion of management, the unaudited interim consolidated financial statements furnished herein include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of March 31, 2024, and the consolidated results of operations and consolidated stockholders’ equity for the three months ended March 31, 2024 and 2023 and consolidated cash flows for the three months ended March 31, 2024 and 2023. Consolidated results of operations for the three months ended March 31, 2024, are not necessarily indicative of the consolidated operating results that may be expected for the year ending December 31, 2024. The unaudited interim consolidated financial statements, presented herein, do not contain the required disclosures under GAAP for annual consolidated financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and related notes as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 28, 2024.
Principles of Consolidation
The unaudited interim consolidated financial statements include the accounts of GRI Bio, Inc. and its wholly-owned subsidiary, GRI Bio Operations, Inc. All intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates and assumptions are primarily made in relation to the valuation of share options, warrant issuance and subsequent revaluations, valuation allowances relating to deferred tax assets, accrued expenses and estimation of the incremental borrowing rate for the operating lease. If actual results differ from the Company’s estimates, or to the extent these estimates are adjusted in future periods, the Company’s consolidated results of operations could either benefit from, or be adversely affected by, any such change in estimate.
Fair Value Measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820, Fair Value Measurement, (ASC 820) establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:
Level 1:Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2:Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3:Pricing inputs that are generally unobservable inputs and not corroborated by market data.
As of March 31, 2024, the Company’s financial instruments included cash, cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and certain liability classified warrants. The carrying amounts reported in the balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. At March 31, 2024, there were no financial assets or liabilities measured at fair value on a recurring basis other than the liability classified warrants.
In May 2022, Vallon Pharmaceuticals, Inc. (Vallon) issued warrants in connection with a securities purchase agreement. Vallon evaluated the warrants in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC 815-40), and concluded that a provision in the warrants related to the reduction of the exercise price in certain circumstances precluded the warrants from being accounted for as components of equity. As a result, the warrants were recorded as a liability on the balance sheet. Vallon recorded the fair value of the warrants upon issuance using a Black-Scholes valuation model.
The Company is required to revalue the warrants at each reporting date with any changes in fair value recorded in its statement of operations. The valuation of the warrants is considered under Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable. The change in the fair value of the Level 3 warrants liabilities is reflected in the statement of operations for the three months ended March 31, 2024.
Net Loss Per Common Share
Basic and diluted net loss per common share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted net loss per common share is computed based on the weighted average number of shares of common stock outstanding during each year, plus the dilutive effect of options considered to be outstanding during each year, in accordance with ASC 260, Earnings Per Share. As the Company had a net loss in each of the three months ended March 31, 2024 and 2023, diluted net loss per common share is the same as basic net loss per common share for the period because the effects of potentially dilutive securities are antidilutive.
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	March 31,
	2024	2023
Stock options	2,511	983
Warrants	792,196	1,140
Restricted stock with repurchase rights	—	1,803
	794,707	3,926
Recent Accounting Pronouncements
The Company considered the applicability and impact of all ASUs issued during the quarter ended March 31, 2024 and each was determined to be either not applicable or expected to have minimal impact on these consolidated financial statements.